               SUPPLEMENT TO PREMIER ACCUMULATION LIFE PROSPECTUS
                         SUPPLEMENT DATED MAY 17, 2000
                        TO PROSPECTUS DATED MAY 1, 2000

  THE DISCLOSURE SET FORTH BELOW REPLACES AND UPDATES THE INFORMATION FOUND ON
                                   PAGE B-2.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                $ 250,000            Annual Planned Premium(1):          $ 4,000.00
Death Benefit Option:                       A            Issue Age:                                  45
Death Benefits Payable to
 Age:                                      95            Premiums Payable to Age:                    95

--------------------------------------------------------------------------------

                      RESULTS ASSUMING CURRENT CHARGES(2)

            Assuming Hypothetical Gross Annual Investment Return of:

         END OF            ACCUM                 POLICY       CASH                  POLICY       CASH                  POLICY
         POLICY           PREMIUM     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT
          YEAR            (5% INT)   BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT     VALUE
                                                  0.00%                              6.00%                       12.00%
                                     --------------------------------   --------------------------------   -------------------
        1                  4,200     250,000     2,899      1,699       250,000     3,103      1,903       250,000     3,307
        2                  8,610     250,000     5,895      4,335       250,000     6,492      4,932       250,000     7,114
        3                 13,241     250,000     8,778      6,858       250,000     9,964      8,044       250,000    11,250
        4                 18,103     250,000    11,575      9,430       250,000    13,551      11,406      250,000    15,782
        5                 23,208     250,000    14,310      12,165      250,000    17,281      15,136      250,000    20,773
        6                 28,568     250,000    16,989      14,844      250,000    21,167      19,022      250,000    26,280
        7                 34,196     250,000    19,591      17,875      250,000    25,194      23,478      250,000    32,339
        8                 40,106     250,000    22,120      20,833      250,000    29,375      28,088      250,000    39,014
        9                 46,312     250,000    24,582      23,724      250,000    33,720      32,862      250,000    46,376
       10                 52,827     250,000    26,981      26,552      250,000    38,242      37,813      250,000    54,507
       11                 59,669     250,000    29,247      29,247      250,000    42,882      42,882      250,000    63,428
       12                 66,852     250,000    31,363      31,363      250,000    47,630      47,630      250,000    73,214
       13                 74,395     250,000    33,323      33,323      250,000    52,487      52,487      250,000    83,967
       14                 82,314     250,000    35,113      35,113      250,000    57,449      57,449      250,000    95,791
       15                 90,630     250,000    36,719      36,719      250,000    62,512      62,512      250,000    108,812
       16                 99,361     250,000    38,128      38,128      250,000    67,673      67,673      250,000    123,174
       17                 108,530    250,000    39,335      39,335      250,000    72,939      72,939      250,000    139,050
       18                 118,156    250,000    40,329      40,329      250,000    78,313      78,313      250,000    156,637
       19                 128,264    250,000    41,095      41,095      250,000    83,797      83,797      250,000    176,162
       20                 138,877    250,000    41,615      41,615      250,000    89,393      89,393      250,000    197,889
     Age 75               297,195    250,000    17,958      17,958      250,000    157,315    157,315      678,887    646,559

         END OF             CASH
         POLICY          SURRENDER
          YEAR             VALUE
                           12.00%
                         ----------
        1                 2,107
        2                 5,554
        3                 9,330
        4                 13,637
        5                 18,628
        6                 24,135
        7                 30,623
        8                 37,727
        9                 45,518
       10                 54,078
       11                 63,428
       12                 73,214
       13                 83,967
       14                 95,791
       15                108,812
       16                123,174
       17                139,050
       18                156,637
       19                176,162
       20                197,889
     Age 75              646,559

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

  THE DISCLOSURE SET FORTH BELOW REPLACES AND UPDATES THE INFORMATION FOUND ON
                                   PAGE B-3.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                $ 250,000            Annual Planned Premium(1):          $ 4,000.00
Death Benefit Option:                       A            Issue Age:                                  45
Death Benefits Payable to
 Age:                                      95            Premiums Payable to Age:                    95

--------------------------------------------------------------------------------

                     RESULTS ASSUMING GUARANTEED CHARGES(2)

            Assuming Hypothetical Gross Annual Investment Return of:

         END OF            ACCUM                 POLICY       CASH                  POLICY       CASH                  POLICY
         POLICY           PREMIUM     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT
          YEAR            (5% INT)   BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT     VALUE
                                                  0.00%                              6.00%                       12.00%
                                     --------------------------------   --------------------------------   -------------------
        1                  4,200     250,000     2,675      1,475       250,000     2,872      1,672       250,000     3,069
        2                  8,610     250,000     5,490      3,930       250,000     6,060      4,500       250,000     6,655
        3                 13,241     250,000     8,198      6,278       250,000     9,327      7,407       250,000    10,552
        4                 18,103     250,000    10,792      8,647       250,000    12,666      10,521      250,000    14,785
        5                 23,208     250,000    13,270      11,125      250,000    16,081      13,936      250,000    19,390
        6                 28,568     250,000    15,622      13,477      250,000    19,563      17,418      250,000    24,397
        7                 34,196     250,000    17,841      16,125      250,000    23,109      21,393      250,000    29,843
        8                 40,106     250,000    19,914      18,627      250,000    26,707      25,420      250,000    35,766
        9                 46,312     250,000    21,825      20,967      250,000    30,346      29,488      250,000    42,206
       10                 52,827     250,000    23,562      23,133      250,000    34,015      33,586      250,000    49,215
       11                 59,669     250,000    25,110      25,110      250,000    37,705      37,705      250,000    56,849
       12                 66,852     250,000    26,460      26,460      250,000    41,409      41,409      250,000    65,179
       13                 74,395     250,000    27,603      27,603      250,000    45,121      45,121      250,000    74,288
       14                 82,314     250,000    28,524      28,524      250,000    48,832      48,832      250,000    84,268
       15                 90,630     250,000    29,190      29,190      250,000    52,517      52,517      250,000    95,215
       16                 99,361     250,000    29,583      29,583      250,000    56,161      56,161      250,000    107,251
       17                 108,530    250,000    29,671      29,671      250,000    59,745      59,745      250,000    120,517
       18                 118,156    250,000    29,405      29,405      250,000    63,230      63,230      250,000    135,172
       19                 128,264    250,000    28,739      28,739      250,000    66,581      66,581      250,000    151,409
       20                 138,877    250,000    27,629      27,629      250,000    69,769      69,769      250,000    169,473
     Age 75               297,195                                       250,000    77,527      77,527      579,333    551,746

         END OF             CASH
         POLICY          SURRENDER
          YEAR             VALUE
                           12.00%
                         ----------
        1                 1,869
        2                 5,095
        3                 8,632
        4                 12,640
        5                 17,245
        6                 22,252
        7                 28,127
        8                 34,479
        9                 41,348
       10                 48,786
       11                 56,849
       12                 65,179
       13                 74,288
       14                 84,268
       15                 95,215
       16                107,251
       17                120,517
       18                135,172
       19                151,409
       20                169,473
     Age 75              551,746

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

  THE DISCLOSURE SET FORTH BELOW REPLACES AND UPDATES THE INFORMATION FOUND ON
                                   PAGE B-4.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              STANDARD NON-SMOKER

Initial Face Amount:                $ 250,000            Annual Planned Premium(1):          $4,000.00
Death Benefit Option:                       A            Issue Age:                                 45
Death Benefits Payable to
 Age:                                      95            Premiums Payable to Age:                   95

--------------------------------------------------------------------------------

                      RESULTS ASSUMING CURRENT CHARGES(2)

            Assuming Hypothetical Gross Annual Investment Return of:

         END OF            ACCUM                 POLICY       CASH                  POLICY       CASH                  POLICY
         POLICY           PREMIUM     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT
          YEAR            (5% INT)   BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT     VALUE
                                                  0.00%                              6.00%                       12.00%
                                     --------------------------------   --------------------------------   -------------------
        1                  4,200     250,000     2,722      1,522       250,000     2,921      1,721       250,000     3,120
        2                  8,610     250,000     5,573      4,013       250,000     6,148      4,588       250,000     6,749
        3                 13,241     250,000     8,316      6,396       250,000     9,456      7,536       250,000    10,694
        4                 18,103     250,000    10,966      8,821       250,000    12,862      10,717      250,000    15,004
        5                 23,208     250,000    13,565      11,420      250,000    16,413      14,268      250,000    19,762
        6                 28,568     250,000    16,117      13,972      250,000    20,118      17,973      250,000    25,020
        7                 34,196     250,000    18,600      16,884      250,000    23,965      22,249      250,000    30,811
        8                 40,106     250,000    21,022      19,735      250,000    27,966      26,679      250,000    37,200
        9                 46,312     250,000    23,384      22,526      250,000    32,130      31,272      250,000    44,255
       10                 52,827     250,000    25,687      25,258      250,000    36,467      36,038      250,000    52,051
       11                 59,669     250,000    27,862      27,862      250,000    40,916      40,916      250,000    60,605
       12                 66,852     250,000    29,875      29,875      250,000    45,453      45,453      250,000    69,977
       13                 74,395     250,000    31,718      31,718      250,000    50,075      50,075      250,000    80,258
       14                 82,314     250,000    33,379      33,379      250,000    54,778      54,778      250,000    91,553
       15                 90,630     250,000    34,844      34,844      250,000    59,558      59,558      250,000    103,980
       16                 99,361     250,000    36,098      36,098      250,000    64,409      64,409      250,000    117,677
       17                 108,530    250,000    37,138      37,138      250,000    69,340      69,340      250,000    132,812
       18                 118,156    250,000    37,949      37,949      250,000    74,347      74,347      250,000    149,572
       19                 128,264    250,000    38,518      38,518      250,000    79,434      79,434      250,000    168,177
       20                 138,877    250,000    38,826      38,826      250,000    84,599      84,599      250,000    188,882
     Age 75               297,195    250,000    11,470      11,470      250,000    144,190    144,190      650,257    619,292

         END OF             CASH
         POLICY          SURRENDER
          YEAR             VALUE
                           12.00%
                         ----------
        1                 1,920
        2                 5,189
        3                 8,774
        4                 12,859
        5                 17,617
        6                 22,875
        7                 29,095
        8                 35,913
        9                 43,397
       10                 51,622
       11                 60,605
       12                 69,977
       13                 80,258
       14                 91,553
       15                103,980
       16                117,677
       17                132,812
       18                149,572
       19                168,177
       20                188,882
     Age 75              619,292

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

  THE DISCLOSURE SET FORTH BELOW REPLACES AND UPDATES THE INFORMATION FOUND ON
                                   PAGE B-5.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              STANDARD NON-SMOKER

Initial Face Amount:                $ 250,000            Annual Planned Premium(1):          $ 4,000.00
Death Benefit Option:                       A            Issue Age:                                  45
Death Benefits Payable to
 Age:                                      95            Premiums Payable to Age:                    95

--------------------------------------------------------------------------------

                     RESULTS ASSUMING GUARANTEED CHARGES(2)

            Assuming Hypothetical Gross Annual Investment Return of:

         END OF            ACCUM                 POLICY       CASH                  POLICY       CASH                  POLICY
         POLICY           PREMIUM     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT
          YEAR            (5% INT)   BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT     VALUE
                                                  0.00%                              6.00%                       12.00%
                                     --------------------------------   --------------------------------   -------------------
        1                  4,200     250,000     2,675      1,475       250,000     2,872      1,672       250,000     3,069
        2                  8,610     250,000     5,490      3,930       250,000     6,060      4,500       250,000     6,655
        3                 13,241     250,000     8,198      6,278       250,000     9,327      7,407       250,000    10,552
        4                 18,103     250,000    10,792      8,647       250,000    12,666      10,521      250,000    14,785
        5                 23,208     250,000    13,270      11,125      250,000    16,081      13,936      250,000    19,390
        6                 28,568     250,000    15,622      13,477      250,000    19,563      17,418      250,000    24,397
        7                 34,196     250,000    17,841      16,125      250,000    23,109      21,393      250,000    29,843
        8                 40,106     250,000    19,914      18,627      250,000    26,707      25,420      250,000    35,766
        9                 46,312     250,000    21,825      20,967      250,000    30,346      29,488      250,000    42,206
       10                 52,827     250,000    23,562      23,133      250,000    34,015      33,586      250,000    49,215
       11                 59,669     250,000    25,110      25,110      250,000    37,705      37,705      250,000    56,849
       12                 66,852     250,000    26,460      26,460      250,000    41,409      41,409      250,000    65,179
       13                 74,395     250,000    27,603      27,603      250,000    45,121      45,121      250,000    74,288
       14                 82,314     250,000    28,524      28,524      250,000    48,832      48,832      250,000    84,268
       15                 90,630     250,000    29,190      29,190      250,000    52,517      52,517      250,000    95,215
       16                 99,361     250,000    29,583      29,583      250,000    56,161      56,161      250,000    107,251
       17                 108,530    250,000    29,671      29,671      250,000    59,745      59,745      250,000    120,517
       18                 118,156    250,000    29,405      29,405      250,000    63,230      63,230      250,000    135,172
       19                 128,264    250,000    28,739      28,739      250,000    66,581      66,581      250,000    151,409
       20                 138,877    250,000    27,629      27,629      250,000    69,769      69,769      250,000    169,473
     Age 75               297,195                                       250,000    77,527      77,527      579,333    551,746

         END OF             CASH
         POLICY          SURRENDER
          YEAR             VALUE
                           12.00%
                         ----------
        1                 1,869
        2                 5,095
        3                 8,632
        4                 12,640
        5                 17,245
        6                 22,252
        7                 28,127
        8                 34,479
        9                 41,348
       10                 48,786
       11                 56,849
       12                 65,179
       13                 74,288
       14                 84,268
       15                 95,215
       16                107,251
       17                120,517
       18                135,172
       19                151,409
       20                169,473
     Age 75              551,746

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

  THE DISCLOSURE SET FORTH BELOW REPLACES AND UPDATES THE INFORMATION FOUND ON
                                   PAGE C-18.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                     FIDELITY'S VIP III BALANCED PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1995       250,000      3,403       2,203     250,000      3,162       1,962
    1996       250,000      7,143       5,583     250,000      6,682       5,122
    1997       250,000     12,461      10,541     250,000     11,696       9,776
    1998       250,000     18,167      16,022     250,000     17,039      14,894
    1999       250,000     21,998      19,853     250,000     20,553      18,408

--------------------------------------------------------------------------------

               FIDELITY'S VIP III GROWTH OPPORTUNITIES PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1995       250,000      4,041       2,841     250,000      3,778       2,578
    1996       250,000      8,468       6,908     250,000      7,954       6,394
    1997       250,000     15,005      13,085     250,000     14,130      12,210
    1998       250,000     22,442      20,297     250,000     21,118      18,973
    1999       250,000     26,381      24,236     250,000     24,740      22,595

--------------------------------------------------------------------------------

                  FIDELITY'S VIP III GROWTH & INCOME PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1997       250,000      3,958       2,758     250,000      3,697       2,497
    1998       250,000      9,215       7,655     250,000      8,664       7,104
    1999       250,000     13,329      11,409     250,000     12,540      10,620

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                                      C-18